Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Prepaid expenses in the opening balance	€ 850	€ 730	€ 571
Business related variations	5	171	127
Changes in the scope of consolidation	0		65
Translation adjustment	10	(12)	5
Reclassifications and other items	(13)	(40)	(38)
Prepaid expenses in the closing balance	€ 851	€ 850	€ 730